Subsequent Events (Details) (USD $)	6 Months Ended		7 Months Ended			7 Months Ended	9 Months Ended			7 Months Ended		9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jul. 29, 2013	Aug. 05, 2013	Dec. 31, 2012	Jul. 29, 2013 Preferred Stock Series C	Sep. 16, 2013 Preferred Stock Series C	Oct. 01, 2013 Preferred Stock Series C	Jul. 30, 2013 Preferred Stock Series C	Jul. 29, 2013 Neige International	Aug. 06, 2013 Common Stock	Sep. 17, 2013 Common Stock
Subsequent Events [Line Items]
Issuance of preferred shares						558,333				208,333
Common stock offering price						$ 24
Proceeds from the issuance of preferred shares	$ 0	$ 38,499,990				$ 12,595,992				$ 4,999,992
Underwriting discounts and commissions						504,000
Estimated offering expenses						300,000
Cash reserve used to redeem and retire preferred shares			7,197,313
Preferred stock shares authorized	25,000,000				25,000,000				2,500,000
Preferred stock shares issued	640,692				640,692				558,333
Preferred stock shares outstanding	640,692				640,692				558,333
Prepayment of loan to Paragon				$ 5,000,000
Dividend per common share declared											$ 0.12
Dividend per common share paid	$ 0.34	$ 0.60										$ 0.12
Preferred stock dividends per share declared							$ 0.39375
Preferred stock dividends per share cash paid								$ 0.39375